SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Sep. 30, 2018
Land use rights [Member]
Finite-Lived Intangible Asset, Useful Life	46 years
Software [Member]
Finite-Lived Intangible Asset, Useful Life	5 years